Notes Payable - Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest expense, related parties	$ 211,000	$ 236,000
Interest payable	46,000	$ 248,000
Notes Payable [Member]
Interest expense, related parties	211,000
Interest payable	$ 269,000